Expense Example, No Redemption (USD $)	18 Months Ended
Feb. 28, 2013
Vanguard Mega Cap Index Fund - Institutional Shares | Vanguard Mega Cap Index Fund
Expense Example, No Redemption:
1 YEAR	$ 8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Mega Cap Growth Index Fund - Institutional Shares | Vanguard Mega Cap Growth Index Fund
Expense Example, No Redemption:
1 YEAR	9
3 YEAR	29
5 YEAR	51
10 YEAR	115
Vanguard Mega Cap Value Index Fund - Institutional Shares | Vanguard Mega Cap Value Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Mega Cap Index Fund - ETF Shares | Vanguard Mega Cap Index Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Mega Cap Growth Index Fund - ETF Shares | Vanguard Mega Cap Growth Index Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Mega Cap Value Index Fund - ETF Shares | Vanguard Mega Cap Value Index Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	$ 154